Stock Options and Stock-based Compensation (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares, Nonvested	872,333	1,527,896	1,350,562
Shares, Granted	1,091,479	69,583	1,171,750
Shares, Forfeited	103,125	145,000	46,666
Shares, Vested	420,896	580,146	947,750
Shares, Nonvested	1,439,791	872,333	1,527,896
Weighted Average Grant-date Fair Value, Nonvested	$ 0.441	$ 0.437	$ 0.466
Weighted Average Grant-date Fair Value, Granted	$ 0.110	$ 0.561	$ 0.426
Weighted Average Grant-date Fair Value, Forfeited	$ 0.448	$ 0.425	$ 0.388
Weighted Average Grant-date Fair Value, Vested	$ 0.328	$ 0.467	$ 0.471
Weighted Average Grant-date Fair Value, Nonvested	$ 0.290	$ 0.441	$ 0.437